Summary of Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oncor | 6.375% Fixed Senior Notes due May 1, 2012
Debt Instrument [Line Items]
Percentage of interest		6.375%	6.375%
Oncor | 5.950% Fixed Senior Notes due September 1, 2013
Debt Instrument [Line Items]
Percentage of interest		5.95%	5.95%
Oncor | 6.375% Fixed Senior Notes due January 15, 2015
Debt Instrument [Line Items]
Percentage of interest	6.375%	6.375%	6.375%
Oncor | 5.000% Fixed Senior Notes due September 30, 2017
Debt Instrument [Line Items]
Percentage of interest	5.00%	5.00%	5.00%
Oncor | 6.800% Fixed Senior Notes due September 1, 2018
Debt Instrument [Line Items]
Percentage of interest	6.80%	6.80%	6.80%
Oncor | 5.750% Fixed Senior Notes due September 30, 2020
Debt Instrument [Line Items]
Percentage of interest	5.75%	5.75%	5.75%
Oncor | 4.100% Fixed Senior Notes due June 1, 2022
Debt Instrument [Line Items]
Percentage of interest	4.10%	4.10%	4.10%
Oncor | 7.000% Fixed Debentures due September 1, 2022
Debt Instrument [Line Items]
Percentage of interest	7.00%	7.00%	7.00%
Oncor | 7.000% Fixed Senior Notes due May 1, 2032
Debt Instrument [Line Items]
Percentage of interest	7.00%	7.00%	7.00%
Oncor | 7.250% Fixed Senior Notes due January 15, 2033
Debt Instrument [Line Items]
Percentage of interest	7.25%	7.25%	7.25%
Oncor | 7.500% Fixed Senior Notes due September 1, 2038
Debt Instrument [Line Items]
Percentage of interest	7.50%	7.50%	7.50%
Oncor | 5.250% Fixed Senior Notes due June 1, 2042
Debt Instrument [Line Items]
Percentage of interest	5.25%	5.25%	5.25%
Oncor | 4.550% Fixed Senior Notes due December 1, 2041
Debt Instrument [Line Items]
Percentage of interest	4.55%	4.55%	4.55%
Oncor | 5.300% Fixed Senior Notes due June 1, 2042
Debt Instrument [Line Items]
Percentage of interest	5.30%	5.30%	5.30%
Oncor Electric Delivery Transition Bond Company LLC | 4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013
Debt Instrument [Line Items]
Percentage of interest		4.95%	4.95%
Oncor Electric Delivery Transition Bond Company LLC | 5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015
Debt Instrument [Line Items]
Percentage of interest		5.42%	5.42%
Oncor Electric Delivery Transition Bond Company LLC | 4.810% Fixed Series 2004 Bonds due in semiannual installments through November 15, 2012
Debt Instrument [Line Items]
Percentage of interest		4.81%	4.81%
Oncor Electric Delivery Transition Bond Company LLC | 5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016
Debt Instrument [Line Items]
Percentage of interest		5.29%	5.29%
Bondco | 4.950% Fixed Series 2003 Bonds due in semiannual installments through February 15, 2013
Debt Instrument [Line Items]
Percentage of interest	4.95%	4.95%
Bondco | 5.420% Fixed Series 2003 Bonds due in semiannual installments through August 15, 2015
Debt Instrument [Line Items]
Percentage of interest	5.42%	5.42%
Bondco | 5.290% Fixed Series 2004 Bonds due in semiannual installments through May 15, 2016
Debt Instrument [Line Items]
Percentage of interest	5.29%	5.29%